Lease liability - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Deferred gain on finance lease liability	$ 2,150	$ 2,566
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	3.90%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	9.45%